Business combinations - Gracell (Details) - Gracell Biotechnologies Inc. $ in Millions	Feb. 22, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 54
Cash transferred	983
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Intangible assets	1,038
Cash and cash equivalents	212
Net deferred tax liability	(260)
Other immaterial balances	(89)
Total net assets acquired	901
Goodwill	136
Consideration	$ 1,037